Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Loans Payable to Related Parties	As of September 30, 2024 and December 31, 2023, the Company had outstanding the following loans payable to related parties:
	September 30,	December 31,
	2024	2023
Promissory note issued to Mark Porter, 9% interest, unsecured, matures December 31, 2025	$129,181	$100,000
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures December 31, 2025, net of debt discount of $0 and $10,968, respectively	229,093	154,032
Convertible promissory note issued to Mark Porter, 18% interest, secured, matures March 25, 2025, net of debt discount of $0 and $25,297, respectively	-	44,703
Total	$358,274	$298,735

Less: Current portion of loans payable to related parties	(116,556)	(254,032)

Loans payable to related parties, net of current portion	$241,718	$44,703
As of December 31, 2023 and 2022, the Company had outstanding the following loans payable to related parties
	December 31,	December 31,
	2023	2022
Promissory note issued to Mark Porter, 9% interest, unsecured, matured December 15, 2021, due on demand	$100,000	$100,000
Convertible promissory note issued to Mark Porter, 18% interest, secured, matures March 25, 2025, net of debt discount of $25,297	44,703	-
Convertible promissory note issued to Mark Porter, 12% interest, secured, matures February 5, 2024, net of debt discount of $10,968	154,032	-
Convertible promissory note issued to Keith Hayter, 10% interest, unsecured, matures March 31, 2023	-	109,031
Total	$298,735	$209,031

Less: Current portion of loans payable to related parties	(254,032)	(209,031)

Loans payable to related parties, net of current portion	$44,703	$-